Share-based Compensation - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Fair value of cash settled deferred share units | $	$ 7.1	$ 3.9
Simple and Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	3 years
Simple Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period	5 years
Performance Warrants
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Maturity period	5 years
Stock Options | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting period	3 years
Maturity period	10 years
Deferred Share Units | Cash Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	644,737	689,950
Exercised	2,140,000	1,500,000
Vesting term	DSUs are granted to directors and generally vest in equal instalments over one year
Vesting period	1 year
Exercisable	0	0
Restricted Share Units | Equity Settled Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Granted	5,555,322	10,259,228
Exercised	3,892,431	1,852,573
Exercisable	0